SCHEDULE OF LONG-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Line of Credit Facility [Line Items]
Total		¥ 64,146	¥ 76,727
Less: long-term borrowing-current portion		(24,959)	(25,061)
Long-term borrowing	$ 5,775	39,187	51,666
Line of Credit [Member]
Line of Credit Facility [Line Items]
Total		¥ 64,146	¥ 76,727